Other Long-Term Assets (Details) - Schedule of other long-term assets - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of other long-term assets [Abstract]
Deferred tax assets		$ 1,870	$ 2,808
Long-term unbilled receivables	[1]	772	362
Other		2,622	2,091
Total other long term assets		$ 5,264	$ 5,261

[1]	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.